Share Capital and Reserves (Details) - Schedule of Changes in the Issued and Outstanding Capital - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in the Issued and Outstanding Capital [Abstract]
Balance beginning		27,780,896	7,984,706	7,696,626
Conversion of non-registered rights into ordinary shares	[1]			288,080
Issuance of ADSs and prefunded warrants through U.S. IPO	[2]		15,750,885
Issuance of ADSs through private placement transaction	[3]		4,045,305
Issuance of ADSs as commitment shares for receiving an equity line	[4]	340,760
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	[4]	21,530,865
Repayment of promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	[4]	11,503,375
Issuance of ADSs through public offering transaction as part of shelf prospectus	[5]	8,333,335
Exercise of restricted share units into ordinary shares	[6]	90,000
Balance ending		69,579,231	27,780,896	7,984,706

[1]	In February 2021, a service provider exercised 288,080 non-registered rights into the same number of ordinary shares of the Company for no consideration.
[2]	As noted in Note 1B above, on June 7, 2022, the Company completed the U.S. IPO under which the Company received gross proceeds of approximately $13 million (approximately NIS 43,441), before deducting underwriting discounts and offering expenses payable by the Company, for the issuance and sale
[3]	On December 11, 2022, the Company entered into the PIPE Agreement with the PIPE Purchaser, under which the Company sold to the PIPE Purchaser 809,061 ADSs at a purchase price of $1.854 per ADS in the PIPE for total gross proceeds of approximately $1.5 million (approximately NIS 5,141) (the “Proceeds”).
[4]	On June 5, 2023, the Company entered into the SEPA with Yorkville, under which the Company was granted the right, but not the obligation, to sell to Yorkville from time to time up to the Commitment Amount of the Company’s ADSs, during a limited period of 48-months following the execution of the SEPA, subject to the restrictions and satisfaction of the conditions in the SEPA. At the Company’s option, the ADSs would be purchased by Yorkville from time to time at a price equal to 95% of the lowest of the 3 daily Volume Weighted Average Price (“VWAPs”) of the Company’s ADSs for such trading day on the Nasdaq during regular trading hours as reported by Bloomberg L.P during a 3 consecutive trading day period commencing on the date that the Company, subject to certain limitations, delivers a notice to Yorkville that the Company is committing Yorkville to purchase such the Advance Shares. As consideration for Yorkville’s irrevocable commitment to purchase the Company’s ADSs up to the Commitment Amount, the Company issued 68,152 ADSs (the “Commitment Shares”) to Yorkville.
[5]	On December 13, 2023, the Company entered into the Purchase Agreement with Yorkville under which the Company sold to Yorkville through the Registered Direct Offering 1,666,667 ADSs for total gross proceeds of $1,000 thousand (approximately NIS 3,685), before deducting the offering expenses payable by the Company, at an offering price of $0.60 per ADS.
[6]	In December 2023, 90,000 RSUs granted to the Company’s CEO were settled for the same number of ordinary shares of the Company.